Fair value disclosures	12 Months Ended
Dec. 31, 2010
Fair value disclosures
Fair value disclosures

17.       Fair value disclosures

A.            Fair value measurements

The guidance on fair value measurements defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants.  This guidance also specifies a fair value hierarchy based upon the observability of inputs used in valuation techniques.  Observable inputs (highest level) reflect market data obtained from independent sources, while unobservable inputs (lowest level) reflect internally developed market assumptions.  In accordance with this guidance, fair value measurements are classified under the following hierarchy:

•                  Level 1 — Quoted prices for identical instruments in active markets.

•                  Level 2 — Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs or significant value-drivers are observable in active markets.

•                  Level 3 — Model-derived valuations in which one or more significant inputs or significant value-drivers are unobservable.

When available, we use quoted market prices to determine fair value, and we classify such measurements within Level 1.  In some cases where market prices are not available, we make use of observable market based inputs to calculate fair value, in which case the measurements are classified within Level 2.  If quoted or observable market prices are not available, fair value is based upon internally developed models that use, where possible, current market-based parameters such as interest rates, yield curves and currency rates.  These measurements are classified within Level 3.

Fair value measurements are classified according to the lowest level input or value-driver that is significant to the valuation.  A measurement may therefore be classified within Level 3 even though there may be significant inputs that are readily observable.

The guidance on fair value measurements expanded the definition of fair value to include the consideration of nonperformance risk.  Nonperformance risk refers to the risk that an obligation (either by a counterparty or Caterpillar) will not be fulfilled.  For our financial assets traded in an active market (Level 1 and certain Level 2), the nonperformance risk is included in the market price.  For certain other financial assets and liabilities (Level 2 and 3), our fair value calculations have been adjusted accordingly.

Available-for-sale securities

Our available-for-sale securities, primarily at Cat Insurance, include a mix of equity and debt instruments (see Note 11 for additional information).  Fair values for our U.S. treasury bonds and equity securities are based upon valuations for identical instruments in active markets.  Fair values for other government bonds, corporate bonds and mortgage-backed debt securities are based upon models that take into consideration such market-based factors as recent sales, risk-free yield curves and prices of similarly rated bonds.

Derivative financial instruments

The fair value of interest rate swap derivatives is primarily based on models that utilize the appropriate market-based forward swap curves and zero-coupon interest rates to determine discounted cash flows.  The fair value of foreign currency and commodity forward and option contracts is based on a valuation model that discounts cash flows resulting from the differential between the contract price and the market-based forward rate.

Securitized retained interests

The fair value of securitized retained interests is based upon a valuation model that calculates the present value of future expected cash flows using key assumptions for credit losses, prepayment rates and discount rates.  These assumptions are based on our historical experience, market trends and anticipated performance relative to the particular assets securitized.

Guarantees

The fair value of guarantees is based upon the premium we would require to issue the same guarantee in a stand-alone arms-length transaction with an unrelated party. If quoted or observable market prices are not available, fair value is based upon internally developed models that utilize current market-based assumptions.

Assets and liabilities measured at fair value, primarily related to Financial Products, included in Statement 2 as of December 31, 2010, 2009 and 2008 are summarized below:

	December 31, 2010
(Millions of dollars)	Level 1	Level 2	Level 3	Total Assets / Liabilities, at Fair Value
Assets
Available-for-sale securities
Government debt
U.S. treasury bonds	$12	$—	$—	$12
Other U.S. and non-U.S. government bonds	—	77	—	77

Corporate bonds
Corporate bonds	—	511	—	511
Asset-backed securities	—	136	—	136

Mortgage-backed debt securities
U.S. governmental agency mortgage-backed securities	—	273	—	273
Residential mortgage-backed securities	—	40	—	40
Commercial mortgage-backed securities	—	168	—	168

Equity securities
Large capitalization value	122	—	—	122
Smaller company growth	31	—	—	31
Total available-for-sale securities	165	1,205	—	1,370

Derivative financial instruments, net	—	267	—	267
Total Assets	$165	$1,472	$—	$1,637

Liabilities
Guarantees	$	$—	$10	$10
Total Liabilities	$—	$—	$10	$10

	December 31, 2009
(Millions of dollars)	Level 1	Level 2	Level 3	Total Assets / Liabilities, at Fair Value
Assets
Available-for-sale securities
Government debt
U.S. treasury bonds	$14	$—	$—	$14
Other U.S. and non-U.S. government bonds	—	65	—	65

Corporate bonds
Corporate bonds	—	475	—	475
Asset-backed securities	—	134	—	134

Mortgage-backed debt securities
U.S. governmental agency mortgage-backed securities	—	308	—	308
Residential mortgage-backed securities	—	51	—	51
Commercial mortgage-backed securities	—	162	—	162

Equity securities
Large capitalization value	89	—	—	89
Smaller company growth	24	—	—	24
Total available-for-sale securities	127	1,195	—	1,322

Derivative financial instruments, net	—	236	—	236
Securitized retained interests	—	—	102	102
Total Assets	$127	$1,431	$102	$1,660

Liabilities
Guarantees	$—	$—	$17	$17
Total Liabilities	$—	$—	$17	$17

	December 31, 2008
(Millions of dollars)	Level 1	Level 2	Level 3	Total Assets / Liabilities, at Fair Value
Assets
Available-for-sale securities	$140	$992	$—	$1,132
Derivative financial instruments, net	—	625	—	625
Securitized retained interests	—	—	52	52
Total Assets	$140	$1,617	$52	$1,809

Liabilities
Guarantees	$—	$—	$14	$14
Total Liabilities	$—	$—	$14	$14

Below are roll-forwards of assets and liabilities measured at fair value using Level 3 inputs for the years ended December 31, 2010, 2009 and 2008.  These instruments, primarily related to Cat Financial, were valued using pricing models that, in management’s judgment, reflect the assumptions a marketplace participant would use.

(Millions of dollars)	Securitized Retained Interests	Guarantees
Balance at December 31, 2007	$49	$12
Gains or losses included in earnings (realized and unrealized)	(21)	7
Changes in Accumulated other comprehensive income (loss)	(13)	—
Purchases, issuances and settlements	37	(5)
Balance at December 31, 2008	$52	$14
Gains or losses included in earnings (realized and unrealized)	(31)	—
Changes in Accumulated other comprehensive income (loss)	6	—
Purchases, issuances and settlements	75	3
Balance at December 31, 2009	$102	$17
Adjustment to adopt accounting for variable-interest entities	(102)	—
Valuation adjustment	—	(6)
Issuance of guarantees	—	7
Expiration of guarantees	—	(8)
Balance at December 31, 2010	$—	$10

The amount of unrealized losses on securitized retained interests recognized in earnings for the years ended December 31, 2009 and 2008 related to assets still held at December 31, 2009 and 2008 were $28 million and $23 million, respectively. These losses were reported in Revenues of Financial Products in Statement 1.  There were no unrealized losses on guarantees recognized in earnings for the years ended December 31, 2010 or 2009 related to liabilities still held at December 31, 2010 or 2009, respectively.  The amount of unrealized losses on guarantees recognized in earnings for the year ended December 31, 2008 related to liabilities still held at December 31, 2008 were $8 million.  These losses were reported in Selling, general and administrative expenses in Statement 1.

In addition to the amounts above, we had impaired loans of $171 million, $208 million and $108 million for the years ended December 31, 2010, 2009 and 2008, respectively.  A loan is considered impaired when management determines that collection of contractual amounts due is not probable.  In these cases, an allowance for loan losses is established based primarily on the fair value of associated collateral.  As the collateral’s fair value is based on observable market prices and/or current appraised values, the impaired loans are classified as Level 2 measurements.

B.            Fair values of financial instruments

In addition to the methods and assumptions we use to record the fair value of financial instruments as discussed in the Fair value measurements section above, we used the following methods and assumptions to estimate the fair value of our financial instruments.

Cash and short-term investments

Carrying amount approximated fair value.

Restricted cash and short-term investments

Carrying amount approximated fair value.  Restricted cash and short-term investments are included in Prepaid expenses and other current assets in Statement 2.

Finance receivables

Fair value was estimated by discounting the future cash flows using current rates, representative of receivables with similar remaining maturities.

Wholesale inventory receivables

Fair value was estimated by discounting the future cash flows using current rates, representative of receivables with similar remaining maturities.

Short-term borrowings

Carrying amount approximated fair value.

Long-term debt

Fair value for Machinery and Power Systems and Financial Products fixed rate debt was estimated based on quoted market prices. For Financial Products, floating rate notes and commercial paper carrying amounts approximated fair value. For deposit obligations, carrying value approximated fair value.

Please refer to the table below for the fair values of our financial instruments.

TABLE III—Fair Values of Financial Instruments

	2010		2009		2008
(Millions of dollars)	Carrying Amount	Fair Value	Carrying Amount	Fair Value	Carrying Amount	Fair Value	Reference
Assets at December 31,
Cash and short-term investments	$3,592	$3,592	$4,867	$4,867	$2,736	$2,736	Statement 2
Restricted cash and short-term investments	91	91	37	37	12	12	Statement 2
Available-for-sale securities	1,370	1,370	1,322	1,322	1,132	1,132	Notes 11 & 18
Finance receivables—net (excluding finance leases(1))	12,568	12,480	13,077	13,234	14,367	13,483	Note 6
Wholesale inventory receivables—net (excluding finance leases(1))	1,062	1,017	660	646	1,232	1,154	Note 6
Foreign currency contracts—net	63	63	192	192	254	254	Notes 3 & 18
Interest rate swaps—net	187	187	34	34	371	371	Note 3
Commodity contracts—net	17	17	10	10	—	—	Note 3
Securitized retained interests	—	—	102	102	52	52	Notes 6

Liabilities at December 31,
Short-term borrowings	4,056	4,056	4,083	4,083	7,209	7,209	Note 13
Long-term debt (including amounts due within one year):
Machinery and Power Systems	5,000	5,968	5,954	6,674	6,192	6,290	Note 14
Financial Products	19,362	20,364	21,594	22,367	22,134	21,259	Note 14
Guarantees	10	10	17	17	14	14	Notes 20

(1)          Total excluded items have a net carrying value at December 31, 2010, 2009 and 2008 of $7,292 million, $7,780 million and $8,951 million, respectively.